Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Income Fund
Entity Central Index Key	0000751199
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Managed Retirement 2035 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠ Class K
Trading Symbol	FMRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,812 $11,956 Fidelity Managed Retirement 2035 Composite Index $10,000 $10,787 $11,909 S&P 500® Index $10,000 $11,898 $14,533 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 2022 2023 2024 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 10.58% 11.60% Fidelity Managed Retirement 2035 Composite Index 10.39% 11.33% S&P 500® Index 24.56% 26.43% Bloomberg U.S. Aggregate Bond Index 5.10% 2.86% A From December 15, 2022 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies. Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,439,772
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 16,710
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 27.5 International Equity Funds 25.8 Inflation-Protected Bond Funds 9.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.4 Fidelity Series Government Bond Index Fund 8.2 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.4 Fidelity Series Emerging Markets Opportunities Fund 7.3 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Corporate Bond Fund 5.3 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.1 64.9
Fidelity Advisor Managed Retirement 2020 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2020 Fund℠ Class I
Trading Symbol	FIIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,584 $10,745 $11,868 $12,530 $13,065 $14,116 $16,296 $14,764 $15,103 $16,410 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,619 $11,003 $11,968 $12,723 $13,505 $14,696 $16,666 $15,291 $15,651 $17,029 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 8.65% 4.67% 5.08% Fidelity Managed Retirement 2020 Composite Index℠ 8.80% 4.75% 5.47% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,371,922
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 38,515
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 45.9 International Equity Funds 19.3 Domestic Equity Funds 17.9 Inflation-Protected Bond Funds 15.8 Short-Term Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.5 Fidelity Series Investment Grade Bond Fund 11.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Blue Chip Growth Fund 3.9 71.9
Fidelity GNMA Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® GNMA Fund
Class Name	Fidelity® GNMA Fund
Trading Symbol	FGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® GNMA Fund for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® GNMA Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

  •U.S. taxable investment-grade bonds achieved a solid gain for the 12 months ending July 31, 2024. The period was marked by high levels of volatility, as investors anxiously awaited the arrival of interest-rate reductions by the U.S. Federal Reserve.
  •Against this backdrop, positioning in GNMA securities was the primary contributor to the fund's performance versus the benchmark, the Bloomberg GNMA Index, for the fiscal year. This relative gain was led by a timely overweight established last fall after GNMA securities suffered sharp selloffs in September and October. The bond class then rebounded through the end of 2023.
  •Picks among GNMAs, particularly overweights to securities with coupons 3% and below and 5% and above, also boosted the fund's relative performance.
  •The fund's non-benchmark exposure to 15- and 20-year Fannie Mae/Freddie Mac mortgage-backed securities provided another performance lift.
  •Overweights to MBS made up of reverse mortgages (including home equity conversion mortgages insured by the Federal Housing Administration) added value as well.
  •An overweight to government-agency securities made up of commercial mortgages was another notable contributor. These CMBS were among the mortgage market's best performers the past 12 months.
  •In contrast, the biggest detractor from relative performance was an untimely decision to reduce exposure to securities with coupons 5% and above in the fall of 2023.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity® GNMA Fund $10,000 $10,313 $10,649 $10,669 $10,593 $11,233 $11,762 $11,794 $11,064 $10,579 $11,126 Bloomberg GNMA Index $10,000 $10,305 $10,678 $10,681 $10,644 $11,326 $11,868 $11,820 $11,155 $10,688 $11,187 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® GNMA Fund 5.17% -0.19% 1.07% Bloomberg GNMA Index 4.67% -0.25% 1.13% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,053,126,666
Holdings Count | shares	2,223
Advisory Fees Paid, Amount	$ 6,162,344
Investment Company Portfolio Turnover	781.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$2,053,126,666
Number of Holdings	2,223
Total Advisory Fee	$6,162,344
Portfolio Turnover	781%

Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) 0.01 - 0.99% 0.0 1 - 1.99% 1.6 2 - 2.99% 43.6 3 - 3.99% 36.0 4 - 4.99% 19.1 5 - 5.99% 12.2 6 - 6.99% 10.6 7 - 7.99% 0.0 8 - 8.99% 0.0 9 - 9.99% 0.0 U.S. Government Agency - Mortgage Securities 101.4 CMOs and Other Mortgage Related Securities 13.3 U.S. Treasury Obligations 8.4 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (23.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Ginnie Mae II Pool 67.0 Ginnie Mae I Pool 28.3 US Treasury Notes 7.0 Ginnie Mae REMIC pass-thru certificates 6.9 Fannie Mae Mortgage pass-thru certificates 4.3 Freddie Mac Gold Pool 2.7 Freddie Mac Multifamily Structured Pass Through Certificates 2.6 Ginnie Mae Mortgage pass-thru certificates 2.0 Fannie Mae Guaranteed REMICS 1.7 US Treasury Bonds 1.4 123.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's contractural management fee was reduced during the reporting period.

Material Fund Change Expenses [Text Block]	The fund's contractural management fee was reduced during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Simplicity RMD Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Simplicity RMD Income Fund℠
Class Name	Fidelity Simplicity RMD Income Fund℠
Trading Symbol	FIRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Simplicity RMD Income Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD Income Fund℠	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity Simplicity RMD Income Fund℠ $10,000 $10,433 $10,667 $11,335 $11,631 $12,217 $13,095 $14,177 $13,108 $13,217 $14,185 Fidelity Simplicity RMD Income Composite Index℠ $10,000 $10,506 $10,897 $11,438 $11,791 $12,521 $13,555 $14,381 $13,423 $13,512 $14,510 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Simplicity RMD Income Fund℠ 7.32% 3.03% 3.56% Fidelity Simplicity RMD Income Composite Index℠ 7.39% 2.99% 3.79% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 29,144,265
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 143,976
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$29,144,265
Number of Holdings	33
Total Advisory Fee	$143,976
Portfolio Turnover	20%

Holdings [Text Block]	Bond Funds 51.2 Inflation-Protected Bond Funds 20.5 International Equity Funds 13.6 Domestic Equity Funds 9.3 Short-Term Funds 1.1 Short-Term Investments and Net Other Assets (Liabilities) 4.3 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 43.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Emerging Markets Opportunities Fund 4.5 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series International Growth Fund 2.0 Fidelity Series International Value Fund 1.9 Fidelity Series Overseas Fund 1.9 Fidelity Series Growth Company Fund 1.7 Fidelity Series International Small Cap Fund 1.5 83.1
Fidelity Managed Retirement 2030 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠ Class K
Trading Symbol	FMREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,977 $13,138 $11,785 $12,235 $13,460 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 10.01% 6.17% Fidelity Managed Retirement 2030 Composite Index℠ 9.94% 5.99% Bloomberg U.S. Aggregate Bond Index 5.10% -0.27% A From August 16, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 42,605,634
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 175,975
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 39.6 Domestic Equity Funds 24.8 International Equity Funds 24.0 Inflation-Protected Bond Funds 11.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.2 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.8 Fidelity Series Large Cap Value Index Fund 6.7 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 65.0
Fidelity Advisor Managed Retirement 2015 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2015 Fund℠ Class A
Trading Symbol	FARSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 74	0.71%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,926 $10,072 $11,024 $11,516 $12,006 $12,912 $14,501 $13,202 $13,367 $14,397 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,602 $10,999 $11,887 $12,527 $13,298 $14,448 $16,010 $14,787 $15,032 $16,259 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 1.51% 2.48% 3.71% Class A (without 5.75% sales charge) 7.71% 3.70% 4.33% Fidelity Managed Retirement 2015 Composite Index℠ 8.16% 4.10% 4.98% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,479,558
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,594
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 48.3 Inflation-Protected Bond Funds 18.0 International Equity Funds 16.7 Domestic Equity Funds 13.9 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.1 Fidelity Series Government Bond Index Fund 12.3 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Blue Chip Growth Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 73.9
Fidelity Managed Retirement 2020 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠ Class K
Trading Symbol	FKRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,831 $12,514 $11,349 $11,622 $12,642 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,886 $12,346 $11,327 $11,594 $12,615 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 8.78% 4.80% Fidelity Managed Retirement 2020 Composite Index℠ 8.80% 4.75% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,371,922
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 38,515
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 45.9 International Equity Funds 19.3 Domestic Equity Funds 17.9 Inflation-Protected Bond Funds 15.8 Short-Term Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.5 Fidelity Series Investment Grade Bond Fund 11.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Blue Chip Growth Fund 3.9 71.9
Fidelity Simplicity RMD 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Simplicity RMD 2020 Fund℠
Class Name	Fidelity Simplicity RMD 2020 Fund℠
Trading Symbol	FIRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Simplicity RMD 2020 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2020 Fund℠	$ 59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity Simplicity RMD 2020 Fund℠ $10,000 $10,598 $10,748 $11,912 $12,629 $13,139 $14,174 $16,624 $14,857 $15,519 $17,134 Fidelity Simplicity RMD 2020 Composite Index℠ $10,000 $10,628 $11,005 $12,009 $12,829 $13,603 $14,791 $16,901 $15,293 $15,868 $17,461 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Simplicity RMD 2020 Fund℠ 10.41% 5.45% 5.53% Fidelity Simplicity RMD 2020 Composite Index℠ 10.04% 5.12% 5.73% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 47,578,281
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 274,828
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$47,578,281
Number of Holdings	33
Total Advisory Fee	$274,828
Portfolio Turnover	23%

Holdings [Text Block]	Bond Funds 38.4 Domestic Equity Funds 25.5 International Equity Funds 24.4 Inflation-Protected Bond Funds 11.7 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 27.9 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.4 Fidelity Series Emerging Markets Opportunities Fund 7.0 Fidelity Series Long-Term Treasury Bond Index Fund 5.1 Fidelity Series Growth Company Fund 4.7 Fidelity Series Large Cap Stock Fund 4.3 Fidelity Series International Growth Fund 4.3 Fidelity Series International Value Fund 4.2 Fidelity Series Overseas Fund 4.2 Fidelity Series International Developed Markets Bond Index Fund 4.0 74.1
Fidelity Managed Retirement 2020 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠
Trading Symbol	FIRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2020 Fund℠	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity Managed Retirement 2020 Fund℠ $10,000 $10,584 $10,745 $11,870 $12,529 $13,065 $14,116 $16,296 $14,764 $15,102 $16,412 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,619 $11,003 $11,968 $12,723 $13,505 $14,696 $16,666 $15,291 $15,651 $17,029 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement 2020 Fund℠ 8.67% 4.67% 5.08% Fidelity Managed Retirement 2020 Composite Index℠ 8.80% 4.75% 5.47% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,371,922
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 38,515
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 45.9 International Equity Funds 19.3 Domestic Equity Funds 17.9 Inflation-Protected Bond Funds 15.8 Short-Term Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.5 Fidelity Series Investment Grade Bond Fund 11.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Blue Chip Growth Fund 3.9 71.9
Fidelity Managed Retirement 2010 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠ Class K
Trading Symbol	FRQKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,752 $11,809 $10,866 $10,953 $11,759 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,829 $11,713 $10,888 $10,991 $11,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 7.36% 3.29% Fidelity Managed Retirement 2010 Composite Index℠ 7.52% 3.39% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,472,463
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 50.8 Inflation-Protected Bond Funds 20.1 International Equity Funds 14.1 Domestic Equity Funds 10.0 Short-Term Funds 4.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.2 Fidelity Series Government Bond Index Fund 13.1 Fidelity Series Investment Grade Bond Fund 12.8 Fidelity Series Corporate Bond Fund 8.5 Fidelity Series Investment Grade Securitized Fund 8.3 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Large Cap Value Index Fund 2.6 78.8
Fidelity Managed Retirement 2010 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠ Class K6
Trading Symbol	FRQHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K6 $10,000 $10,764 $11,833 $10,899 $10,997 $11,818 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,829 $11,713 $10,888 $10,991 $11,818 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 7.47% 3.39% Fidelity Managed Retirement 2010 Composite Index℠ 7.52% 3.39% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,472,463
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 50.8 Inflation-Protected Bond Funds 20.1 International Equity Funds 14.1 Domestic Equity Funds 10.0 Short-Term Funds 4.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.2 Fidelity Series Government Bond Index Fund 13.1 Fidelity Series Investment Grade Bond Fund 12.8 Fidelity Series Corporate Bond Fund 8.5 Fidelity Series Investment Grade Securitized Fund 8.3 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Large Cap Value Index Fund 2.6 78.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Managed Retirement 2025 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠ Class K
Trading Symbol	FKRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,863 $12,808 $11,534 $11,904 $13,033 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,908 $12,605 $11,491 $11,844 $12,962 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 9.49% 5.44% Fidelity Managed Retirement 2025 Composite Index℠ 9.44% 5.32% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,060,844
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 222,391
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 42.7 International Equity Funds 22.0 Domestic Equity Funds 21.8 Inflation-Protected Bond Funds 13.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Investment Grade Securitized Fund 6.5 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.0 68.5
Fidelity Advisor Managed Retirement 2025 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2025 Fund℠ Class A
Trading Symbol	FARFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,982 $10,085 $11,179 $11,822 $12,279 $13,263 $15,583 $13,987 $14,384 $15,692 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,641 $11,013 $12,048 $12,871 $13,663 $14,888 $17,204 $15,685 $16,166 $17,692 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 2.82% 3.79% 4.61% Class A (without 5.75% sales charge) 9.09% 5.03% 5.23% Fidelity Managed Retirement 2025 Composite Index℠ 9.44% 5.31% 5.87% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,060,844
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 222,391
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 42.7 International Equity Funds 22.0 Domestic Equity Funds 21.8 Inflation-Protected Bond Funds 13.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Investment Grade Securitized Fund 6.5 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.0 68.5
Fidelity Advisor Managed Retirement 2030 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2030 Fund℠ Class I
Trading Symbol	FMRDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,967 $13,119 $11,746 $12,181 $13,386 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 9.89% 6.05% Fidelity Managed Retirement 2030 Composite Index℠ 9.94% 5.99% Bloomberg U.S. Aggregate Bond Index 5.10% -0.27% A From August 16, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 42,605,634
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 175,975
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 39.6 Domestic Equity Funds 24.8 International Equity Funds 24.0 Inflation-Protected Bond Funds 11.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.2 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.8 Fidelity Series Large Cap Value Index Fund 6.7 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 65.0
Fidelity Advisor Managed Retirement 2030 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2030 Fund℠ Class A
Trading Symbol	FMRBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,316 $12,305 $10,994 $11,374 $12,464 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 3.29% 4.54% Class A (without 5.75% sales charge) 9.59% 5.80% Fidelity Managed Retirement 2030 Composite Index℠ 9.94% 5.99% Bloomberg U.S. Aggregate Bond Index 5.10% -0.27% A From August 16, 2019 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 42,605,634
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 175,975
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 39.6 Domestic Equity Funds 24.8 International Equity Funds 24.0 Inflation-Protected Bond Funds 11.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.2 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.8 Fidelity Series Large Cap Value Index Fund 6.7 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 65.0
Fidelity Advisor Managed Retirement Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Advisor Managed Retirement Income Fund℠ Class A
Trading Symbol	FRAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,754 $9,962 $10,433 $10,679 $11,189 $11,957 $12,819 $11,807 $11,823 $12,629 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,453 $10,823 $11,247 $11,594 $12,312 $13,328 $14,141 $13,199 $13,286 $14,268 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 0.67% 1.24% 2.36% Class A (without 5.75% sales charge) 6.82% 2.45% 2.97% Fidelity Managed Retirement Income Composite Index℠ 7.39% 2.99% 3.62% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,747,002
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 64,102
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 51.2 Inflation-Protected Bond Funds 20.5 International Equity Funds 13.6 Domestic Equity Funds 9.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.6 Fidelity Series Investment Grade Securitized Fund 8.4 Fidelity Series Emerging Markets Opportunities Fund 4.6 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.2 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Large Cap Value Index Fund 2.4 79.8
Fidelity Advisor Managed Retirement 2015 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2015 Fund℠ Class I
Trading Symbol	FRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,558 $10,741 $11,786 $12,343 $12,899 $13,907 $15,657 $14,292 $14,504 $15,660 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,602 $10,999 $11,887 $12,527 $13,298 $14,448 $16,010 $14,787 $15,032 $16,259 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.97% 3.96% 4.59% Fidelity Managed Retirement 2015 Composite Index℠ 8.16% 4.10% 4.98% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,479,558
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,594
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 48.3 Inflation-Protected Bond Funds 18.0 International Equity Funds 16.7 Domestic Equity Funds 13.9 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.1 Fidelity Series Government Bond Index Fund 12.3 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Blue Chip Growth Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 73.9
Fidelity Managed Retirement 2025 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠ Class K6
Trading Symbol	FHRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K6 $10,000 $10,873 $12,833 $11,568 $11,950 $13,096 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,908 $12,605 $11,491 $11,844 $12,962 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 9.59% 5.54% Fidelity Managed Retirement 2025 Composite Index℠ 9.44% 5.32% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,060,844
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 222,391
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 42.7 International Equity Funds 22.0 Domestic Equity Funds 21.8 Inflation-Protected Bond Funds 13.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Investment Grade Securitized Fund 6.5 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.0 68.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Managed Retirement 2025 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2025 Fund℠ Class I
Trading Symbol	FIRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,617 $10,751 $11,949 $12,669 $13,192 $14,286 $16,826 $15,140 $15,609 $17,071 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,641 $11,013 $12,048 $12,871 $13,663 $14,888 $17,204 $15,685 $16,166 $17,692 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 9.36% 5.29% 5.49% Fidelity Managed Retirement 2025 Composite Index℠ 9.44% 5.31% 5.87% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,060,844
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 222,391
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 42.7 International Equity Funds 22.0 Domestic Equity Funds 21.8 Inflation-Protected Bond Funds 13.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Investment Grade Securitized Fund 6.5 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.0 68.5
Fidelity Managed Retirement 2035 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠ Class K6
Trading Symbol	FMRJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2024. Initial investment of $10,000. Class K6 $10,000 $10,819 $11,980 Fidelity Managed Retirement 2035 Composite Index $10,000 $10,787 $11,909 S&P 500® Index $10,000 $11,898 $14,533 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 2022 2023 2024 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 10.73% 11.74% Fidelity Managed Retirement 2035 Composite Index 10.39% 11.33% S&P 500® Index 24.56% 26.43% Bloomberg U.S. Aggregate Bond Index 5.10% 2.86% A From December 15, 2022 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies. Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,439,772
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 16,710
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 27.5 International Equity Funds 25.8 Inflation-Protected Bond Funds 9.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.4 Fidelity Series Government Bond Index Fund 8.2 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.4 Fidelity Series Emerging Markets Opportunities Fund 7.3 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Corporate Bond Fund 5.3 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.1 64.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Managed Retirement 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Managed Retirement 2010 Fund℠
Trading Symbol	FIRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2010 Fund℠	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity Managed Retirement 2010 Fund℠ $10,000 $10,527 $10,730 $11,671 $12,123 $12,696 $13,643 $14,970 $13,761 $13,856 $14,860 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,582 $10,986 $11,778 $12,300 $13,058 $14,159 $15,315 $14,237 $14,371 $15,452 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement 2010 Fund℠ 7.25% 3.20% 4.04% Fidelity Managed Retirement 2010 Composite Index℠ 7.52% 3.42% 4.45% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,472,463
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 50.8 Inflation-Protected Bond Funds 20.1 International Equity Funds 14.1 Domestic Equity Funds 10.0 Short-Term Funds 4.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.2 Fidelity Series Government Bond Index Fund 13.1 Fidelity Series Investment Grade Bond Fund 12.8 Fidelity Series Corporate Bond Fund 8.5 Fidelity Series Investment Grade Securitized Fund 8.3 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Large Cap Value Index Fund 2.6 78.8
Fidelity Managed Retirement Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠
Trading Symbol	FIRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement Income Fund℠	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity Managed Retirement Income Fund℠ $10,000 $10,376 $10,622 $11,151 $11,445 $12,021 $12,878 $13,841 $12,779 $12,826 $13,738 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,453 $10,823 $11,247 $11,594 $12,312 $13,328 $14,141 $13,199 $13,286 $14,268 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement Income Fund℠ 7.11% 2.70% 3.23% Fidelity Managed Retirement Income Composite Index℠ 7.39% 2.99% 3.62% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,747,002
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 64,102
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 51.2 Inflation-Protected Bond Funds 20.5 International Equity Funds 13.6 Domestic Equity Funds 9.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.6 Fidelity Series Investment Grade Securitized Fund 8.4 Fidelity Series Emerging Markets Opportunities Fund 4.6 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.2 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Large Cap Value Index Fund 2.4 79.8
Fidelity Advisor Managed Retirement Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Advisor Managed Retirement Income Fund℠ Class I
Trading Symbol	FRIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,376 $10,622 $11,153 $11,445 $12,022 $12,880 $13,843 $12,782 $12,830 $13,739 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,453 $10,823 $11,247 $11,594 $12,312 $13,328 $14,141 $13,199 $13,286 $14,268 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.09% 2.71% 3.23% Fidelity Managed Retirement Income Composite Index℠ 7.39% 2.99% 3.62% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,747,002
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 64,102
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 51.2 Inflation-Protected Bond Funds 20.5 International Equity Funds 13.6 Domestic Equity Funds 9.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.6 Fidelity Series Investment Grade Securitized Fund 8.4 Fidelity Series Emerging Markets Opportunities Fund 4.6 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.2 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Large Cap Value Index Fund 2.4 79.8
Fidelity Managed Retirement 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠
Trading Symbol	FMRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2030 Fund℠	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2024. Initial investment of $10,000. Fidelity Managed Retirement 2030 Fund℠ $10,000 $10,966 $13,111 $11,749 $12,185 $13,392 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity Managed Retirement 2030 Fund℠ 9.91% 6.06% Fidelity Managed Retirement 2030 Composite Index℠ 9.94% 5.99% Bloomberg U.S. Aggregate Bond Index 5.10% -0.27% A From August 16, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 42,605,634
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 175,975
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 39.6 Domestic Equity Funds 24.8 International Equity Funds 24.0 Inflation-Protected Bond Funds 11.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.2 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.8 Fidelity Series Large Cap Value Index Fund 6.7 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 65.0
Fidelity Simplicity RMD 2030 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Simplicity RMD 2030 Fund℠
Class Name	Fidelity Simplicity RMD 2030 Fund℠
Trading Symbol	FSRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Simplicity RMD 2030 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2030 Fund℠	$ 69	0.65%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2024. Initial investment of $10,000. Fidelity Simplicity RMD 2030 Fund℠ $10,000 $11,013 $12,368 Fidelity Simplicity RMD 2030 Composite Index℠ $10,000 $10,965 $12,247 S&P 500® Index $10,000 $11,898 $14,533 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity Simplicity RMD 2030 Fund℠ 12.31% 13.95% Fidelity Simplicity RMD 2030 Composite Index℠ 11.69% 13.26% S&P 500® Index 22.15% 25.83% A From December 15, 2022 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 795,401
Holdings Count | shares	29
Advisory Fees Paid, Amount	$ 4,620
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$795,401
Number of Holdings	29
Total Advisory Fee	$4,620
Portfolio Turnover	55%

Holdings [Text Block]	Domestic Equity Funds 34.0 Bond Funds 30.9 International Equity Funds 30.1 Inflation-Protected Bond Funds 5.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 18.7 Fidelity Series Emerging Markets Opportunities Fund 8.3 Fidelity Series Long-Term Treasury Bond Index Fund 6.9 Fidelity Series Growth Company Fund 6.2 Fidelity Series Large Cap Stock Fund 5.8 Fidelity Series International Growth Fund 5.5 Fidelity Series International Value Fund 5.4 Fidelity Series Overseas Fund 5.4 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.1 Fidelity Series Stock Selector Large Cap Value Fund 4.0 71.3
Fidelity Simplicity RMD 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Simplicity RMD 2025 Fund℠
Class Name	Fidelity Simplicity RMD 2025 Fund℠
Trading Symbol	FMRHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Simplicity RMD 2025 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2025 Fund℠	$ 65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2024. Initial investment of $10,000. Fidelity Simplicity RMD 2025 Fund℠ $10,000 $10,945 $13,157 $11,709 $12,368 $13,761 Fidelity Simplicity RMD 2025 Composite Index℠ $10,000 $10,986 $12,847 $11,582 $12,142 $13,460 S&P 500® Index $10,000 $11,533 $15,736 $15,006 $16,959 $20,715 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity Simplicity RMD 2025 Fund℠ 11.26% 6.65% Fidelity Simplicity RMD 2025 Composite Index℠ 10.86% 6.17% S&P 500® Index 22.15% 15.81% A From August 16, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 11,726,075
Holdings Count | shares	30
Advisory Fees Paid, Amount	$ 68,008
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$11,726,075
Number of Holdings	30
Total Advisory Fee	$68,008
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 33.4 Domestic Equity Funds 30.0 International Equity Funds 27.4 Inflation-Protected Bond Funds 9.3 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.1)%
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 21.6 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 9.3 Fidelity Series Emerging Markets Opportunities Fund 7.6 Fidelity Series Long-Term Treasury Bond Index Fund 6.5 Fidelity Series Growth Company Fund 5.5 Fidelity Series Large Cap Stock Fund 5.2 Fidelity Series International Growth Fund 4.9 Fidelity Series International Value Fund 4.9 Fidelity Series Overseas Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 3.9 74.3
Fidelity Managed Retirement 2020 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Managed Retirement 2020 Fund℠ Class K6
Trading Symbol	FHRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K6 $10,000 $10,842 $12,539 $11,384 $11,669 $12,705 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,886 $12,346 $11,327 $11,594 $12,615 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 8.88% 4.90% Fidelity Managed Retirement 2020 Composite Index℠ 8.80% 4.75% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,371,922
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 38,515
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 45.9 International Equity Funds 19.3 Domestic Equity Funds 17.9 Inflation-Protected Bond Funds 15.8 Short-Term Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.5 Fidelity Series Investment Grade Bond Fund 11.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Blue Chip Growth Fund 3.9 71.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Simplicity RMD 2010 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Simplicity RMD 2010 Fund℠
Class Name	Fidelity Simplicity RMD 2010 Fund℠
Trading Symbol	FIRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Simplicity RMD 2010 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2010 Fund℠	$ 50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity Simplicity RMD 2010 Fund℠ $10,000 $10,548 $10,740 $11,728 $12,194 $12,763 $13,712 $15,178 $13,847 $14,147 $15,330 Fidelity Simplicity RMD 2010 Composite Index℠ $10,000 $10,594 $10,995 $11,829 $12,369 $13,129 $14,234 $15,417 $14,209 $14,465 $15,658 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Simplicity RMD 2010 Fund℠ 8.36% 3.73% 4.37% Fidelity Simplicity RMD 2010 Composite Index℠ 8.24% 3.59% 4.59% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,112,022
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 48,350
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,112,022
Number of Holdings	33
Total Advisory Fee	$48,350
Portfolio Turnover	30%

Holdings [Text Block]	Bond Funds 48.0 Inflation-Protected Bond Funds 17.6 International Equity Funds 17.0 Domestic Equity Funds 14.4 Short-Term Funds 0.6 Short-Term Investments and Net Other Assets (Liabilities) 2.4 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 39.7 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 14.5 Fidelity Series Emerging Markets Opportunities Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 3.1 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 Fidelity Series International Growth Fund 2.7 Fidelity Series International Value Fund 2.7 Fidelity Series Overseas Fund 2.7 Fidelity Series Growth Company Fund 2.5 80.0
Fidelity Simplicity RMD 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Simplicity RMD 2015 Fund℠
Class Name	Fidelity Simplicity RMD 2015 Fund℠
Trading Symbol	FIRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Simplicity RMD 2015 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Simplicity RMD 2015 Fund℠	$ 54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within U.S. equities, non-U.S. equities and U.S. investment-grade bonds.
•Within U.S. equities, an investment in Fidelity® Series Opportunistic Insights Fund (+33.24%) added relative value, given the fund topped the 21.07% advance of its benchmark, the Russell 3000® Index. Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Conversely, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity Simplicity RMD 2015 Fund℠ $10,000 $10,570 $10,741 $11,823 $12,414 $12,955 $13,953 $15,895 $14,354 $14,831 $16,227 Fidelity Simplicity RMD 2015 Composite Index℠ $10,000 $10,610 $10,999 $11,923 $12,601 $13,370 $14,520 $16,153 $14,753 $15,163 $16,550 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Simplicity RMD 2015 Fund℠ 9.41% 4.61% 4.96% Fidelity Simplicity RMD 2015 Composite Index℠ 9.15% 4.36% 5.17% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 18,974,932
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 103,222
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$18,974,932
Number of Holdings	33
Total Advisory Fee	$103,222
Portfolio Turnover	22%

Holdings [Text Block]	Bond Funds 44.6 International Equity Funds 20.7 Domestic Equity Funds 20.0 Inflation-Protected Bond Funds 14.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Investment Grade Bond Fund 36.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 8.9 Fidelity Series Emerging Markets Opportunities Fund 6.1 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 5.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Growth Company Fund 3.6 Fidelity Series International Growth Fund 3.5 Fidelity Series International Value Fund 3.5 Fidelity Series Overseas Fund 3.4 Fidelity Series Large Cap Stock Fund 3.4 78.2
Fidelity Advisor Managed Retirement 2035 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2035 Fund℠ Class I
Trading Symbol	FMRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,807 $11,947 Fidelity Managed Retirement 2035 Composite Index $10,000 $10,787 $11,909 S&P 500® Index $10,000 $11,898 $14,533 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 2022 2023 2024 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class I 10.54% 11.55% Fidelity Managed Retirement 2035 Composite Index 10.39% 11.33% S&P 500® Index 24.56% 26.43% Bloomberg U.S. Aggregate Bond Index 5.10% 2.86% A From December 15, 2022 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,439,772
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 16,710
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 27.5 International Equity Funds 25.8 Inflation-Protected Bond Funds 9.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.4 Fidelity Series Government Bond Index Fund 8.2 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.4 Fidelity Series Emerging Markets Opportunities Fund 7.3 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Corporate Bond Fund 5.3 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.1 64.9
Fidelity Managed Retirement Income Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠ Class K6
Trading Symbol	FRHMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K6 $10,000 $10,720 $11,544 $10,680 $10,741 $11,526 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,800 $11,459 $10,695 $10,766 $11,561 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 7.31% 2.88% Fidelity Managed Retirement Income Composite Index℠ 7.39% 2.94% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,747,002
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 64,102
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 51.2 Inflation-Protected Bond Funds 20.5 International Equity Funds 13.6 Domestic Equity Funds 9.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.6 Fidelity Series Investment Grade Securitized Fund 8.4 Fidelity Series Emerging Markets Opportunities Fund 4.6 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.2 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Large Cap Value Index Fund 2.4 79.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Managed Retirement 2030 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2030 Fund℠
Class Name	Fidelity Managed Retirement 2030 Fund℠ Class K6
Trading Symbol	FMRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2030 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 30	0.28%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 16, 2019 through July 31, 2024. Initial investment of $10,000. Class K6 $10,000 $10,995 $13,165 $11,820 $12,284 $13,518 Fidelity Managed Retirement 2030 Composite Index℠ $10,000 $11,008 $12,899 $11,710 $12,137 $13,343 Bloomberg U.S. Aggregate Bond Index $10,000 $10,766 $10,690 $9,716 $9,389 $9,868 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 10.04% 6.26% Fidelity Managed Retirement 2030 Composite Index℠ 9.94% 5.99% Bloomberg U.S. Aggregate Bond Index 5.10% -0.27% A From August 16, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 16, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 42,605,634
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 175,975
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$42,605,634
Number of Holdings	33
Total Advisory Fee	$175,975
Portfolio Turnover	40%

Holdings [Text Block]	Bond Funds 39.6 Domestic Equity Funds 24.8 International Equity Funds 24.0 Inflation-Protected Bond Funds 11.6 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 9.2 Fidelity Series Investment Grade Bond Fund 9.0 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 7.7 Fidelity Series Emerging Markets Opportunities Fund 6.8 Fidelity Series Large Cap Value Index Fund 6.7 Fidelity Series Corporate Bond Fund 5.9 Fidelity Series Investment Grade Securitized Fund 5.8 Fidelity Series Blue Chip Growth Fund 5.6 Fidelity Series Long-Term Treasury Bond Index Fund 4.3 Fidelity Series International Developed Markets Bond Index Fund 4.0 65.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Managed Retirement Income Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement Income Fund℠
Class Name	Fidelity Managed Retirement Income Fund℠ Class K
Trading Symbol	FRKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement Income Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,709 $11,522 $10,648 $10,698 $11,469 Fidelity Managed Retirement Income Composite Index℠ $10,000 $10,800 $11,459 $10,695 $10,766 $11,561 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 7.20% 2.78% Fidelity Managed Retirement Income Composite Index℠ 7.39% 2.94% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 14,747,002
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 64,102
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$14,747,002
Number of Holdings	33
Total Advisory Fee	$64,102
Portfolio Turnover	33%

Holdings [Text Block]	Bond Funds 51.2 Inflation-Protected Bond Funds 20.5 International Equity Funds 13.6 Domestic Equity Funds 9.3 Short-Term Funds 4.3 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.9 Fidelity Series Government Bond Index Fund 13.3 Fidelity Series Investment Grade Bond Fund 12.9 Fidelity Series Corporate Bond Fund 8.6 Fidelity Series Investment Grade Securitized Fund 8.4 Fidelity Series Emerging Markets Opportunities Fund 4.6 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.2 Fidelity Series Long-Term Treasury Bond Index Fund 2.6 Fidelity Series Large Cap Value Index Fund 2.4 79.8
Fidelity Managed Retirement 2015 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠
Trading Symbol	FIRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2015 Fund℠	$ 48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity Managed Retirement 2015 Fund℠ $10,000 $10,560 $10,743 $11,786 $12,343 $12,899 $13,908 $15,661 $14,292 $14,505 $15,664 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,602 $10,999 $11,887 $12,527 $13,298 $14,448 $16,010 $14,787 $15,032 $16,259 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement 2015 Fund℠ 7.99% 3.96% 4.59% Fidelity Managed Retirement 2015 Composite Index℠ 8.16% 4.10% 4.98% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,479,558
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,594
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 48.3 Inflation-Protected Bond Funds 18.0 International Equity Funds 16.7 Domestic Equity Funds 13.9 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.1 Fidelity Series Government Bond Index Fund 12.3 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Blue Chip Growth Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 73.9
Fidelity Advisor Managed Retirement 2035 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2035 Fund℠ Class A
Trading Symbol	FMRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,165 $11,213 Fidelity Managed Retirement 2035 Composite Index $10,000 $10,787 $11,909 S&P 500® Index $10,000 $11,898 $14,533 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 2022 2023 2024 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class A (incl. 5.75% sales charge) 3.97% 7.29% Class A (without 5.75% sales charge) 10.31% 11.27% Fidelity Managed Retirement 2035 Composite Index 10.39% 11.33% S&P 500® Index 24.56% 26.43% Bloomberg U.S. Aggregate Bond Index 5.10% 2.86% A From December 15, 2022 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies. Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,439,772
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 16,710
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 27.5 International Equity Funds 25.8 Inflation-Protected Bond Funds 9.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.4 Fidelity Series Government Bond Index Fund 8.2 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.4 Fidelity Series Emerging Markets Opportunities Fund 7.3 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Corporate Bond Fund 5.3 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.1 64.9
Fidelity Advisor Managed Retirement 2020 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2020 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2020 Fund℠ Class A
Trading Symbol	FARVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2020 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 75	0.72%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,951 $10,077 $11,104 $11,692 $12,162 $13,106 $15,092 $13,640 $13,918 $15,085 Fidelity Managed Retirement 2020 Composite Index℠ $10,000 $10,619 $11,003 $11,968 $12,723 $13,505 $14,696 $16,666 $15,291 $15,651 $17,029 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 2.15% 3.17% 4.20% Class A (without 5.75% sales charge) 8.38% 4.40% 4.82% Fidelity Managed Retirement 2020 Composite Index℠ 8.80% 4.75% 5.47% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 8,371,922
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 38,515
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$8,371,922
Number of Holdings	33
Total Advisory Fee	$38,515
Portfolio Turnover	32%

Holdings [Text Block]	Bond Funds 45.9 International Equity Funds 19.3 Domestic Equity Funds 17.9 Inflation-Protected Bond Funds 15.8 Short-Term Funds 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 11.5 Fidelity Series Investment Grade Bond Fund 11.2 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 11.1 Fidelity Series Corporate Bond Fund 7.5 Fidelity Series Investment Grade Securitized Fund 7.3 Fidelity Series Emerging Markets Opportunities Fund 5.9 Fidelity Series Large Cap Value Index Fund 4.8 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Blue Chip Growth Fund 3.9 71.9
Fidelity Managed Retirement 2015 Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠ Class K6
Trading Symbol	FJRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K6 $10,000 $10,809 $12,195 $11,153 $11,343 $12,271 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,859 $12,034 $11,114 $11,298 $12,221 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K6 8.18% 4.18% Fidelity Managed Retirement 2015 Composite Index℠ 8.16% 4.09% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,479,558
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,594
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 48.3 Inflation-Protected Bond Funds 18.0 International Equity Funds 16.7 Domestic Equity Funds 13.9 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.1 Fidelity Series Government Bond Index Fund 12.3 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Blue Chip Growth Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 73.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Effective May 24, 2024, Class Z6, a class of shares of the fund, was consolidated into Class K6 shares of the fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 28, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Managed Retirement 2025 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2025 Fund℠
Class Name	Fidelity Managed Retirement 2025 Fund℠
Trading Symbol	FIXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2025 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2025 Fund℠	$ 49	0.47%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Fidelity Managed Retirement 2025 Fund℠ $10,000 $10,617 $10,753 $11,950 $12,668 $13,190 $14,284 $16,826 $15,138 $15,606 $17,070 Fidelity Managed Retirement 2025 Composite Index℠ $10,000 $10,641 $11,013 $12,048 $12,871 $13,663 $14,888 $17,204 $15,685 $16,166 $17,692 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity Managed Retirement 2025 Fund℠ 9.38% 5.29% 5.49% Fidelity Managed Retirement 2025 Composite Index℠ 9.44% 5.31% 5.87% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 50,060,844
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 222,391
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$50,060,844
Number of Holdings	33
Total Advisory Fee	$222,391
Portfolio Turnover	36%

Holdings [Text Block]	Bond Funds 42.7 International Equity Funds 22.0 Domestic Equity Funds 21.8 Inflation-Protected Bond Funds 13.5 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series Government Bond Index Fund 10.4 Fidelity Series Investment Grade Bond Fund 10.1 Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 7.0 Fidelity Series Corporate Bond Fund 6.7 Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 6.5 Fidelity Series Investment Grade Securitized Fund 6.5 Fidelity Series Emerging Markets Opportunities Fund 6.5 Fidelity Series Large Cap Value Index Fund 5.9 Fidelity Series Blue Chip Growth Fund 4.9 Fidelity Series International Developed Markets Bond Index Fund 4.0 68.5
Fidelity Advisor Managed Retirement 2010 Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2010 Fund℠ Class A
Trading Symbol	FRQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,897 $10,062 $10,918 $11,311 $11,817 $12,667 $13,865 $12,711 $12,768 $13,659 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,582 $10,986 $11,778 $12,300 $13,058 $14,159 $15,315 $14,237 $14,371 $15,452 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 0.83% 1.73% 3.17% Class A (without 5.75% sales charge) 6.98% 2.94% 3.78% Fidelity Managed Retirement 2010 Composite Index℠ 7.52% 3.42% 4.45% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,472,463
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 50.8 Inflation-Protected Bond Funds 20.1 International Equity Funds 14.1 Domestic Equity Funds 10.0 Short-Term Funds 4.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.2 Fidelity Series Government Bond Index Fund 13.1 Fidelity Series Investment Grade Bond Fund 12.8 Fidelity Series Corporate Bond Fund 8.5 Fidelity Series Investment Grade Securitized Fund 8.3 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Large Cap Value Index Fund 2.6 78.8
Fidelity Managed Retirement 2015 Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2015 Fund℠
Class Name	Fidelity Managed Retirement 2015 Fund℠ Class K
Trading Symbol	FKRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2015 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 1, 2019 through July 31, 2024. Initial investment of $10,000. Class K $10,000 $10,798 $12,170 $11,119 $11,296 $12,209 Fidelity Managed Retirement 2015 Composite Index℠ $10,000 $10,859 $12,034 $11,114 $11,298 $12,221 Bloomberg U.S. Aggregate Bond Index $10,000 $10,941 $10,864 $9,874 $9,541 $10,028 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Class K 8.08% 4.07% Fidelity Managed Retirement 2015 Composite Index℠ 8.16% 4.09% Bloomberg U.S. Aggregate Bond Index 5.10% 0.06% A From August 1, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Aug. 01, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,479,558
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,594
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,479,558
Number of Holdings	33
Total Advisory Fee	$25,594
Portfolio Turnover	34%

Holdings [Text Block]	Bond Funds 48.3 Inflation-Protected Bond Funds 18.0 International Equity Funds 16.7 Domestic Equity Funds 13.9 Short-Term Funds 2.5 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 15.1 Fidelity Series Government Bond Index Fund 12.3 Fidelity Series Investment Grade Bond Fund 12.0 Fidelity Series Corporate Bond Fund 7.9 Fidelity Series Investment Grade Securitized Fund 7.8 Fidelity Series Emerging Markets Opportunities Fund 5.2 Fidelity Series International Developed Markets Bond Index Fund 4.0 Fidelity Series Large Cap Value Index Fund 3.7 Fidelity Series Blue Chip Growth Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.9 73.9
Fidelity Advisor Managed Retirement 2010 Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2010 Fund℠
Class Name	Fidelity Advisor Managed Retirement 2010 Fund℠ Class I
Trading Symbol	FRQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2010 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2014 through July 31, 2024. Initial investment of $10,000. Class I $10,000 $10,526 $10,730 $11,671 $12,122 $12,696 $13,645 $14,971 $13,761 $13,856 $14,861 Fidelity Managed Retirement 2010 Composite Index℠ $10,000 $10,582 $10,986 $11,778 $12,300 $13,058 $14,159 $15,315 $14,237 $14,371 $15,452 Bloomberg U.S. Aggregate Bond Index $10,000 $10,282 $10,893 $10,837 $10,750 $11,619 $12,795 $12,705 $11,547 $11,158 $11,727 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 7.26% 3.20% 4.04% Fidelity Managed Retirement 2010 Composite Index℠ 7.52% 3.42% 4.45% Bloomberg U.S. Aggregate Bond Index 5.10% 0.19% 1.61% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,472,463
Holdings Count | shares	33
Advisory Fees Paid, Amount	$ 25,116
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$5,472,463
Number of Holdings	33
Total Advisory Fee	$25,116
Portfolio Turnover	25%

Holdings [Text Block]	Bond Funds 50.8 Inflation-Protected Bond Funds 20.1 International Equity Funds 14.1 Domestic Equity Funds 10.0 Short-Term Funds 4.0 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund 19.2 Fidelity Series Government Bond Index Fund 13.1 Fidelity Series Investment Grade Bond Fund 12.8 Fidelity Series Corporate Bond Fund 8.5 Fidelity Series Investment Grade Securitized Fund 8.3 Fidelity Series Emerging Markets Opportunities Fund 4.7 Fidelity Series International Developed Markets Bond Index Fund 3.9 Fidelity Series Treasury Bill Index Fund 3.0 Fidelity Series Long-Term Treasury Bond Index Fund 2.7 Fidelity Series Large Cap Value Index Fund 2.6 78.8
Fidelity Managed Retirement 2035 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Managed Retirement 2035 Fund℠
Class Name	Fidelity Managed Retirement 2035 Fund℠
Trading Symbol	FMRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Managed Retirement 2035 Fund℠ for the period August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Managed Retirement 2035 Fund℠	$ 51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2024, an expanding global economy and a slowing in the pace of inflation in certain markets, as well as moves by some central banks toward monetary easing, contributed to a favorable backdrop for risk assets, despite geopolitical uncertainty.
•Against this backdrop, asset allocation decisions detracted from the Funds' performance versus Composite indexes the past 12 months. In particular, underweighting U.S. equities, the top-performing asset class, weighed most on relative performance. Out-of-Composite exposure to poor-performing commodities also hurt, as did an overweight in long-term U.S. Treasury bonds.
•Conversely, the performance of the underlying investment funds contributed to the Funds' relative performance, especially within non-U.S. equities, U.S. equities and U.S. investment-grade bonds.
•Within non-U.S. equities, an investment in Fidelity® Series International Growth Fund (+13.11%) notably contributed, given the fund topped the 8.76% result of its benchmark, the MSCI EAFE Index. Within U.S. equities, an investment in Fidelity® Series Blue Chip Growth Fund (+30.98%) added relative value, given the fund topped the 26.94% advance of its benchmark, the Russell 1000® Growth Index.
•Elsewhere in U.S. equities, an investment in Fidelity® Series Value Discovery Fund detracted from the Funds' relative performance. This underlying fund returned 10.70%, trailing the 14.80% gain of its benchmark, the Russell 3000® Value Index.
•Note to shareholders: On February 2, 2024, the 2035 Fund's primary benchmark changed from the S&P 500 index to the Bloomberg U.S. Aggregate Bond Index, to better reflect the Fund's more heavily weighted neutral allocation to debt.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 15, 2022 through July 31, 2024. Initial investment of $10,000. Fidelity Managed Retirement 2035 Fund℠ $10,000 $10,802 $11,937 Fidelity Managed Retirement 2035 Composite Index $10,000 $10,787 $11,909 S&P 500® Index $10,000 $11,898 $14,533 Bloomberg U.S. Aggregate Bond Index $10,000 $9,962 $10,470 2022 2023 2024 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity Managed Retirement 2035 Fund℠ 10.50% 11.49% Fidelity Managed Retirement 2035 Composite Index 10.39% 11.33% S&P 500® Index 24.56% 26.43% Bloomberg U.S. Aggregate Bond Index 5.10% 2.86% A From December 15, 2022 Effective February 2, 2024, the fund began comparing its performance to Bloomberg U.S. Aggregate Bond Index rather than S&P 500® Index because the Bloomberg U.S. Aggregate Bond Index conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Dec. 15, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 10,439,772
Holdings Count | shares	32
Advisory Fees Paid, Amount	$ 16,710
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$10,439,772
Number of Holdings	32
Total Advisory Fee	$16,710
Portfolio Turnover	60%

Holdings [Text Block]	Bond Funds 36.9 Domestic Equity Funds 27.5 International Equity Funds 25.8 Inflation-Protected Bond Funds 9.8 Short-Term Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Fidelity Series 5+ Year Inflation-Protected Bond Index Fund 8.4 Fidelity Series Government Bond Index Fund 8.2 Fidelity Series Investment Grade Bond Fund 8.0 Fidelity Series Large Cap Value Index Fund 7.4 Fidelity Series Emerging Markets Opportunities Fund 7.3 Fidelity Series Blue Chip Growth Fund 6.2 Fidelity Series Corporate Bond Fund 5.3 Fidelity Series Investment Grade Securitized Fund 5.2 Fidelity Series Long-Term Treasury Bond Index Fund 4.8 Fidelity Series International Growth Fund 4.1 64.9